Annual Total Returns- JPMorgan Access Growth Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Access Growth Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.10%)	12.14%	16.12%	0.75%	(2.12%)	4.85%	17.08%	(8.02%)	22.17%	11.37%